BOSTON PARTNERS
                                 FAMILY OF FUNDS

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND
                       BOSTON PARTNERS ALL-CAP VALUE FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                               Institutional Class

                       Supplement dated September 23, 2002
       to Prospectus dated December 18, 2001 (to the Prospectus dated
           July 1, 2002 for the Boston Partners All-Cap Value Fund)



The following paragraphs are included under the caption "INVESTMENT ADVISER" of the prospectus.

         The Adviser entered into a Partnership Interest Purchase Agreement with Robeco Groep N.V., a Dutch limited liability company ("Robeco"), and Robeco USA, Inc. ("Robeco USA"), a subsidiary of Robeco (the "Purchase Agreement"), pursuant to which Robeco USA (i) acquired 58.37% of the partnership interests of the Adviser on September 18, 2002; (ii) will acquire 1.63% of the partnership interests of the Adviser in February 2003; and (iii) has been given a call option to purchase the remaining 40% of the partnership interests of the Adviser in 2006. In the event that Robeco USA does not exercise this call option, the Adviser has a put option to sell to Robeco USA the remaining 40% of the partnership interests of BPAM in 2006.

         Robeco, headquartered in Rotterdam, The Netherlands, is one of Europe's largest investment management firms with approximately $93 billion in assets under management as of June 30, 2002. Robeco operates primarily outside of the United States, although it currently holds full ownership interest in several U.S. investment advisers. These U.S. investment advisers serve as investment advisers to several private investment funds, U.S. registered mutual funds and separate accounts. The assets under management of these U.S. advisory subsidiaries total approximately $33.7 billion as of June 30, 2002.

         The investment process and philosophy employed by the Adviser since the inception of the Funds will continue to be the investment process and philosophy for the Funds. It is not contemplated that any changes in any Fund's portfolio manager(s) or portfolio management team will be made as a result of the acquisition on September 18, 2002 or the acquisition scheduled for February 2003.

         The closing of the acquisition by Robeco USA of 1.63% of the partnership interests of the Adviser scheduled for February 2003 is subject to the satisfaction of certain conditions. It is expected that all conditions will be satisfied. If there are conditions that remain unsatisfied and the closing does not take place as expected, additional supplements to the Prospectus will be provided to shareholders.

                                  BOSTON PARTNERS
                                  FAMILY OF FUNDS

                      BOSTON PARTNERS LARGE CAP VALUE FUND
                       BOSTON PARTNERS MID CAP VALUE FUND
                     BOSTON PARTNERS SMALL CAP VALUE FUND II
                     BOSTON PARTNERS LONG/SHORT EQUITY FUND
                       BOSTON PARTNERS ALL-CAP VALUE FUND

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)

                                 Investor Class

                       Supplement dated September 23, 2002
      to Prospectus dated December 18, 2001 (to the Prospectus dated
          July 1, 2002 for the Boston Partners All-Cap Value Fund)



The following paragraphs are included under the caption "INVESTMENT ADVISER" of the prospectus.

         The Adviser entered into a Partnership Interest Purchase Agreement with Robeco Groep N.V., a Dutch limited liability company ("Robeco"), and Robeco USA, Inc. ("Robeco USA"), a subsidiary of Robeco (the "Purchase Agreement"), pursuant to which Robeco USA (i) acquired 58.37% of the partnership interests of the Adviser on September 18, 2002; (ii) will acquire 1.63% of the partnership interests of the Adviser in February 2003; and (iii) has been given a call option to purchase the remaining 40% of the partnership interests of the Adviser in 2006. In the event that Robeco USA does not exercise this call option, the Adviser has a put option to sell to Robeco USA the remaining 40% of the partnership interests of BPAM in 2006.

         Robeco, headquartered in Rotterdam, The Netherlands, is one of Europe's largest investment management firms with approximately $93 billion in assets under management as of June 30, 2002. Robeco operates primarily outside of the United States, although it currently holds full ownership interest in several U.S. investment advisers. These U.S. investment advisers serve as investment advisers to several private investment funds, U.S. registered mutual funds and separate accounts. The assets under management of these U.S. advisory subsidiaries total approximately $33.7 billion as of June 30, 2002.

         The investment process and philosophy employed by the Adviser since the inception of the Funds will continue to be the investment process and philosophy for the Funds. It is not contemplated that any changes in any Fund's portfolio manager(s) or portfolio management team will be made as a result of the acquisition on September 18, 2002 or the acquisition scheduled for February 2003.

         The closing of the acquisition by Robeco USA of 1.63% of the partnership interests of the Adviser scheduled for February 2003 is subject to the satisfaction of certain conditions. It is expected that all conditions will be satisfied. If there are conditions that remain unsatisfied and the closing does not take place as expected, additional supplements to the Prospectus will be provided to shareholders.